Stock-Based Compensation - Summary of RSU Awards Under the Society RSU Plan (Details) - Restricted Stock Units (RSUs) [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	0	0
Granted (in shares)	187,083	0
Settled (in shares)	(4,166)	0
Forfeited (in shares)	(5,928)	0
Units outstanding - ending (in shares)	176,989	0
Society RSU Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	34,619	68,005
Granted (in shares)	0	1,638
Vested and issued (in shares)	(31,688)	(32,841)
Settled (in shares)	(2,942)	(1,106)
Transfers (in shares)	140	0
Forfeited (in shares)	(129)	(1,077)
Units outstanding - ending (in shares)	0	34,619